Tema ETF Trust
Tema Global Royalties ETF
Schedule of Investments
November 30, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS - 95.0%
Biotechnology - 2.4%
Genmab A/S*^	399	$125,899
Entertainment - 9.0%
Universal Music Group N.V.^	8,130	214,511
Warner Music Group Corp., Class A	7,917	262,132
		476,643
Metals & Mining - 36.7%
Altius Minerals Corp.*^	17,663	253,435
Deterra Royalties Ltd.^	71,463	234,207
Franco-Nevada Corp. - ADR^	1,911	214,223
Labrador Iron Ore Royalty Corp.*^	6,972	161,539
Osisko Gold Royalties Ltd.*	11,974	175,425
Royal Gold, Inc.	1,386	168,815
Sandstorm Gold Ltd. - ADR^	51,786	258,412
Triple Flag Precious Metals Corp. - ADR^	11,781	164,227
Wheaton Precious Metals Corp. - ADR^	6,363	311,151
		1,941,434
Oil, Gas & Consumable Fuels - 26.3%
Black Stone Minerals LP	8,904	156,265
Freehold Royalties Ltd.*^	14,574	149,612
Kimbell Royalty Partners LP	10,500	161,490
Permian Basin Royalty Trust	8,799	148,263
PrairieSky Royalty Ltd.*	13,461	247,307
Sitio Royalties Corp., Class A	6,531	143,878
Texas Pacific Land Corp.	147	245,777
Topaz Energy Corp.*^	9,618	137,932
		1,390,524
Pharmaceuticals - 6.8%
Ligand Pharmaceuticals, Inc.*	2,226	129,798
Royalty Pharma plc, Class A - ADR^	8,589	232,504
		362,302
Semiconductors & Semiconductor Equipment - 3.4%
Qualcomm, Inc.	1,408	181,702
Software - 10.4%
Dolby Laboratories, Inc., Class A	2,709	233,326
InterDigital, Inc.	3,192	318,945
		552,271
TOTAL COMMON STOCKS (Cost $5,065,355)		5,030,775

SHORT-TERMS INVESTMENTS - 4.9%
Money Market Fund
First American Treausry Obligations Fund - Class X, 5.277% (a)	258,334	258,334
TOTAL SHORT-TERMS INVESTMENTS (Cost $258,334)		258,334

TOTAL INVESTMENTS (Cost $5,323,689) - 99.9%		5,289,109
OTHER ASSETS LESS LIABILITIES - 0.1%		7,889
NET ASSETS - 100.0%		$5,296,998

* Non-income producing security.
^ Foreign security.
(a) 7-day net yield.
ADR - American Depositary Receipt
plc - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Tema Global Royalties ETF
November 30, 2023 (Unaudited)
ALLOCATION BY SECTOR

Sector	Percentage of Total Net Assets
Materials	36.7%
Energy	26.3%
Information Technology	13.8%
Health Care	9.2%
Communication Services	9.0%
Money Market Fund and Other Assets and Liabilities	5.0%
Total	100.0%

ALLOCATION BY COUNTRY

Country	Percentage of Total Net Assets
United States	49.9%
Canada	39.1%
Australia	4.4%
Netherlands	4.1%
Denmark	2.4%
Other(1)	0.1%
Total	100.0%

(1) Includes cash and net other assets (liabilities).

Tema ETF Trust
Tema Global Royalties ETF
Notes to Quarterly Schedule of Investments
November 30, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund's (observable inputs) and (2) the Fund's’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund's have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Tema Global Royalties ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$5,030,775	$-	$-	$5,030,775
Money Market Fund	258,334	-	-	258,334
Total Investments	$5,289,109	$-	$-	$5,289,109

* See Schedule of Investments for segregation by industry.